LEBENTHAL LISANTI SMALL CAP GROWTH FUND (the "Fund")

Supplement dated June 13, 2017 to the Prospectus dated May 1, 2017, as supplemented

On May 30, 2017, the Fund filed a supplement anticipating that an entity holding a minority ownership interest in Lebenthal Lisanti Capital Growth, LLC (the "Adviser") would enter into a strategic transaction that would cause the Adviser to undergo a change of control ("Transaction"), resulting in the automatic termination of the original investment advisory agreement between the Adviser and Forum Funds (the "Trust"), on behalf of the Fund ("Original Agreement"). In anticipation of the Transaction and termination of the Original Agreement, the Trust's Board of Trustees approved the termination of the Original Agreement, effective upon the close of the Transaction, and approved an Interim Investment Advisory Agreement to take effect upon the termination of the Original Agreement.

Because the Transaction did not close as anticipated, the Original Agreement was not terminated and remains in effect.

As a result, the supplement dated May 30, 2017 is rescinded by this supplement.

* * *
For more information, please contact a Fund customer service representative at (800) 441-7031 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.

LEBENTHAL LISANTI SMALL CAP GROWTH FUND (the "Fund")

Supplement dated June 13, 2017 to the Statement of Additional Information ("SAI") dated May 1, 2017, as supplemented

On May 30, 2017, the Fund filed a supplement anticipating that an entity holding a minority ownership interest in Lebenthal Lisanti Capital Growth, LLC (the "Adviser") would enter into a strategic transaction that would cause the Adviser to undergo a change of control ("Transaction"), resulting in the automatic termination of the original investment advisory agreement between the Adviser and Forum Funds (the "Trust"), on behalf of the Fund ("Original Agreement"). In anticipation of the Transaction and termination of the Original Agreement, the Trust's Board of Trustees approved the termination of the Original Agreement, effective upon the close of the Transaction, and approved an Interim Investment Advisory Agreement to take effect upon the termination of the Original Agreement.

Because the Transaction did not close as anticipated, the Original Agreement was not terminated and remains in effect.

As a result, the supplement dated May 30, 2017 is rescinded by this supplement.

* * *
For more information, please contact a Fund customer service representative at (800) 441-7031 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.